Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 20, 2020
Entity Registrant Name	LORD ABBETT TRUST I
Entity Central Index Key	0001139819
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 20, 2020
Document Effective Date	May 28, 2020
Prospectus Date	May 28, 2020